Provisions - Summary of changes in provision for unused credit commitments and financial guarantee contracts issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in provisions [Line Items]
Beginning balance	₩ 1,369,666
Ending balance	1,308,896	₩ 1,369,666
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	395,589	373,418
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	0	0
Provided	41,910	37,156
Change in foreign exchange rate	9,795	1,438
Others	51,069	(16,423)
Ending balance	498,363	395,589
Unused credit commitments provision | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	206,687	175,562
Transfer (from) to 12 months expected credit loss	68,071	65,058
Transfer (from) to life time expected credit loss	(11,698)	(13,466)
Transfer (from) to impaired financial asset	(806)	(609)
Reversed	(40,306)	(20,883)
Change in foreign exchange rate	5,340	1,025
Others	2,127	0
Ending balance	229,415	206,687
Unused credit commitments provision | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	129,182	139,998
Transfer (from) to 12 months expected credit loss	(67,931)	(64,897)
Transfer (from) to life time expected credit loss	11,723	13,502
Transfer (from) to impaired financial asset	(1,561)	(1,953)
Provided	16,043	42,506
Change in foreign exchange rate	1,347	26
Others	40	0
Ending balance	88,843	129,182
Unused credit commitments provision | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	19,722	2,030
Transfer (from) to 12 months expected credit loss	(140)	(161)
Transfer (from) to life time expected credit loss	(25)	(36)
Transfer (from) to impaired financial asset	2,367	2,562
Provided	71,093	15,327
Change in foreign exchange rate	0	0
Others	0	0
Ending balance	93,017	19,722
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	39,998
Ending balance	87,088	39,998
Financial guarantee contracts | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	32,002	48,113
Transfer (from) to 12 months expected credit loss	4,968	3,921
Transfer (from) to life time expected credit loss	(366)	(7,659)
Transfer (from) to impaired financial asset	0	(530)
Provided		150
Reversed	(3,783)
Change in foreign exchange rate	2,316	294
Others	45,643	(12,287)
Ending balance	80,780	32,002
Financial guarantee contracts | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	7,590	7,687
Transfer (from) to 12 months expected credit loss	(4,968)	(3,921)
Transfer (from) to life time expected credit loss	366	7,659
Transfer (from) to impaired financial asset	0	0
Provided		70
Reversed	(1,139)
Change in foreign exchange rate	791	92
Others	3,656	(3,997)
Ending balance	6,296	7,590
Financial guarantee contracts | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	406	28
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	0	530
Provided	2
Reversed		(14)
Change in foreign exchange rate	1	1
Others	(397)	(139)
Ending balance	12	406
Other provisions
Changes in provisions [Line Items]
Beginning balance	974,077	892,896
Provided	369,755	518,916
Provision used	(540,997)	(451,895)
Change in foreign exchange rate	1,929	1,539
Others	5,769	12,621
Ending balance	810,533	974,077
Asset retirement
Changes in provisions [Line Items]
Beginning balance	99,927	91,571
Provided	957	4,771
Provision used	(7,282)	(5,157)
Change in foreign exchange rate	0	0
Others	5,704	8,742
Ending balance	99,306	99,927
Litigation
Changes in provisions [Line Items]
Beginning balance	31,371	29,238
Provided	83,862	2,266
Provision used	(483)	(193)
Change in foreign exchange rate	0	0
Others	0	60
Ending balance	114,750	31,371
Guarantee
Changes in provisions [Line Items]
Beginning balance	23,163	27,583
Reversed	(8,471)	(4,856)
Provision used	0	0
Change in foreign exchange rate	2,412	412
Others	259	24
Ending balance	17,363	23,163
Other
Changes in provisions [Line Items]
Beginning balance	819,616	744,504
Provided	293,407	516,735
Provision used	(533,232)	(446,545)
Change in foreign exchange rate	(483)	1,127
Others	(194)	3,795
Ending balance	₩ 579,114	₩ 819,616